Liquidity	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Liquidity

The Company had cash and cash equivalents of $1,926,000 on March 31, 2013, and $281,000 on September 30, 2012.  The increase in cash was primarily due to the net impact of cash used in operations and cash raised in financings in February 2013 and March 2013.  The Company had accounts receivable of $1,620,000 on March 31, 2013, and $882,000 on September 30, 2012, and accounts payable of $2,023,000 on March 31, 2013, and $2,272,000 on September 30, 2012.

The Company has incurred significant losses since its inception. At March 31, 2013, the Company’s accumulated deficit was $182,469,000. This raises substantial doubt about Aeolus’ ability to continue as a going concern, which will be dependent on the Company’s ability to generate sufficient cash flows to meet the Company’s obligations on a timely basis, obtain additional financing and, ultimately, achieve operating profits through product sales or BARDA procurements. The Company intends to explore strategic and financial alternatives, which may include a merger or acquisition with or by another company, the sale of shares of stock and/or convertible debentures, the establishment of new collaborations for current research programs that include initial cash payments and on-going research support and the out-licensing of the Company’s compounds for development by a third party. The Company believes that without additional investment capital it will not have sufficient cash to fund its activities in the near future, and will not be able to continue operating. As such, the Company’s continuation as a going concern is dependent upon its ability to raise additional financing. If the Company is unable to obtain additional financing to fund operations, it will need to eliminate some or all of its activities, merge with another company, sell some or all of its assets to another company, or cease operations entirely. There can be no assurance that the Company will be able to obtain additional financing on acceptable terms or at all, or that the Company will be able to merge with another Company or sell any or all of its assets.

In its audit opinion issued in connection with the Company’s consolidated balance sheets as of September 30, 2012 and 2011 and the Company’s consolidated statements of operations, stockholder’s equity and cash flows for the years ended September 30, 2012 and 2011, the Company’s independent registered public accounting firm expressed substantial doubt about the Company’s ability to continue as a going concern given the Company’s recurring net losses, negative cash flows from operations and working capital. The Company recently completed a financing (see Note D below) that provided additional cash to the Company, after expenses, in the amount of approximately $3,558,000. The Company’s ability to continue as a going concern will be dependent on the Company’s ability to generate sufficient cash flows to meet the Company’s obligations on a timely basis, obtain additional financing and, ultimately, achieve operating profits through product sales or BARDA procurements. There can be no assurance that the Company will be able to obtain additional financing on acceptable terms or at all, or that the Company will be able to achieve operating profits.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, assuming the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business.

The Company has incurred significant cash outflows from operations of approximately $879,000 and $3,102,000 for the fiscal years ended September 30, 2012 and 2011, respectively. The Company had net income of approximately $1,698,000 (including a non-cash gain for decreases in valuation of warrants of approximately $4,069,000) for the year ended September 30, 2012. In 2011 the Company had net income from operations of approximately $299,000 (including a non-cash gain for decreases in valuation of warrants of $3,887,000). The Company expects to incur additional losses and cash outflows from operations for several more years.

The Company has historically raised capital through the sale of its common shares and preferred shares; said financing transactions are more thoroughly discussed at note F – Stockholders’ Equity. Management expects they will need to continue to finance the Company’s operations through equity financing for several more years. Subsequent to September 30, 2012, the Company’s management has been engaged in discussions with various investors to raise additional capital through the sale of common shares. However, there is no assurance that this contemplated financing will be consummated on acceptable terms or at all.

If the Company is unable to obtain additional funding for its operations, it will need to eliminate or substantially limit some or all of its activities, merge with another company, sell, lease or license some or all of its assets, or cease operations entirely. There is no assurance that the Company will be able to obtain additional financing on acceptable terms, or at all, or that the Company will be able to merge with another Company or sell, lease or license any or all of its assets. This raises substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classifications of liabilities that might result from this uncertainty.